Consolidated Statements of Operations and Comprehensive Loss - USD ($)		12 Months Ended
		Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Income Statement [Abstract]
REVENUE		$ 16,519,081	$ 6,783,957
COST OF REVENUE		8,546,840	4,139,251
GROSS PROFIT		7,972,241	2,644,706
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES		(13,861,742)	(5,664,675)	(1,598,984)
RESEARCH AND DEVELOPMENT EXPENSES		(68,275,869)	(817,794)	(120,000)
STOCK COMPENSATION EXPENSE		(4,732,700)	(5,717,900)	(3,444,617)
IMPAIRMENT LOSS OF LONG-LIVED ASSETS			(99,943)
LOSS FROM OPERATIONS		(78,898,070)	(9,655,606)	(5,163,601)
OTHER INCOME (EXPENSE), NET
Other income, net		1,696,984	31,083
Interest income		1	136
Finance expense		(7,033)	(14,226)	(5,041)
TOTAL OTHER INCOME (EXPENSE), NET		1,689,952	16,993	(5,041)
LOSS BEFORE PROVISION FOR INCOME TAXES		(77,208,118)	(9,638,613)	(5,168,642)
PROVISION FOR INCOME TAXES
LOSS FROM CONTINUING OPERATIONS		(77,208,118)	(9,638,613)	(5,168,642)
DISCONTINUED OPERATIONS:
Loss from discontinued operations, net of applicable income taxes				(12,245,168)
Net gain on sale of discontinued operations, net of applicable income taxes			1,400,100	5,787,213
GAIN/(LOSS) FROM DISCONTINUED OPERATIONS			1,400,100	(6,457,955)
NET LOSS		$ (77,208,118)	$ (8,238,513)	$ (11,626,597)
Weighted average number of shares*
Basic and diluted (in Shares)	[1]	3,880,561	1,702,387	291,001
Loss per share - basic and diluted*
Continuing operations (in Dollars per share)	[1]	$ (19.9)	$ (5.66)	$ (17.76)
Discontinued operations (in Dollars per share)	[1]		0.82	(22.19)
Total (in Dollars per share)	[1]	$ (19.9)	$ (4.84)	$ (39.95)

[1]	Giving retroactive effect to the 40-for-1 reverse share split on September 26, 2022.